NOTE 9. COMMITMENTS AND CONTINGENCIES (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Share Based Compensation for Services	5.00%
Introduction Fee	10.00%
Employee Salary	$ 3,500
Technology Services Costs	40,000
Liabilities Accrued	107,767
Royalty Expense Per Month Per Subscriber	$ 1